CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2010
Cash flow from operating activities:
Net loss	$ (2,274,779)	$ (8,061,805)	$ (7,104,253)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	74,195	137,707	268,005
Fair value of warrants for redeemable preferred stock		487,555
Change in fair value of derivative liability		(5,392)
Share-based compensation	1,349,596	3,280,933	2,952,443
Allowance for doubtful accounts		32,731
Changes in operating assets and liabilities:
Accounts receivable	386,763	(711,357)	(95,265)
Inventories	(10,141)	(1,387,897)	(53,920)
Prepaid expenses and deposits	(85,175)	(53,543)	(62,812)
Accounts payable	(57,570)	218,400	555,962
Accrued liabilities	(91,772)	160,567	(54,542)
Net cash used in operating activities	(575,097)	(4,940,241)	(3,030,018)
Cash flows from investing activities:
Purchase of property and equipment	(477)	(1,098,189)	(122,030)
Net cash used in investing activities	(477)	(1,098,189)	(122,030)
Cash flows from financing activities:
Proceeds from issuance of 10% convertible preferred stock, net		6,769,390
Proceeds from convertible revolving credit agreement		466,000
Proceeds from convertible debt			710,000
Repayments on convertible debt	(25,710)		(300,000)
Issuance of common stock, net	500,000	200	2,371,428
Net cash provided by financing activities	474,290	7,235,590	2,781,428
Net increase (decrease) in cash and cash equivalents	(101,284)	1,197,160	(370,620)
Cash and cash equivalents at beginning of period	886,896	785,612	1,257,516
Cash and cash equivalents at end of period	785,612	1,982,772	886,896
Cash transactions:
Cash paid for interest	3,773	123,315	69,469
Non-cash investing and financing activities:
Shares issued pursuant to conversion of debt		462,067	278,236
Accretion of dividends on 10% convertible preferred stock		528,652
Debt Conversion
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount	133,786	692,685	564,364
Preferred Stock Discount
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount		213,218
Revolving Credit Agreement
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount		$ 55,957